Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000256464 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer CAT Bond Fund
Class Name	Class Y
Trading Symbol	CBYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer CAT Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$151	1.42%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class Y shares at NAV returned 12.82%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Total Return Index, returned 6.16%. The Fund’s performance benchmark, the ICE BofA 3-Month US Treasury Bill Total Return Index, returned 4.34% during the period.
  The continued elevated pricing trends associated with underwriting catastrophe risk, along with increased loss retention levels by insurance companies, helped drive the Fund’s positive absolute performance during the period, but there were only a few catastrophic events to which the Fund had exposure over the course of the reporting period.
  In January 2025, two separate wildfires impacted the re/insurance industry, the catastrophe bond marketplace and the Fund to varying degrees. The Palisades, California fire resulted in 973 structures damaged and 6,837 structures destroyed. Verisk Analytics, Inc. an American multinational data analytics and risk assessment firm, estimated insured losses for this event are between $20 billion to $25 billion. The Eaton, California fire resulted in 1,074 structures damaged and 9,414 structures destroyed. Verisk estimated insured losses for this event are between $8 billion and $10 billion. For the catastrophe bond marketplace, losses were concentrated on aggregate bonds, which Victory Capital and the Fund had close-to-no exposure. Additionally, the Fund’s risk selection process for Victory Capital and the Fund also avoided most transactions with disproportional secondary perils (including wildfire). Therefore, although these California wildfires led to losses within the re/insurance industry, the impact to the Fund was minimal.
  Hurricane Melissa made landfall in Jamaica on Tuesday, October 28 as a Category 5 event. Of the approximately 370 bonds in the Swiss Re Global Cat Bond Index, there was one bond that was impacted. The loss amount for this bond was driven by the location/path of the hurricane and the center barometric pressure measurement. The total par value bond is $150 million of protection, and the Fund held $3 million or around a 20-basis point exposure. The total loss to the Fund represented approximately a 1 penny loss to the NAV of the Fund.
  As of October 31, 2025, the North Atlantic hurricane season resulted in 13 named storms, 5 hurricanes of which 4 were considered major hurricanes. These events did not make direct landfall in the U.S. For those making United States landfall, most of the insured losses were retained by insurance companies with de minimis impact on the reinsurance industry. As a result, the Fund's catastrophe bond investments generally were mostly unaffected by the North Atlantic hurricane season.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg US Aggregate Bond Total Return Index and the ICE BofA 3-Month US Treasury Bill Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception*
Class Y	12.82%	14.02%
Bloomberg US Aggregate Bond Total Return Index	6.16%	3.78%
ICE BofA 3-Month US Treasury Bill Total Return Index	4.34%	4.89%
*
Performance of Class Y shares of the Fund shown in the graph above is from the inception of Class Y shares on 1/27/23 through 10/31/25. Index information shown in the graph above is from 1/31/23 through 10/31/25.

Performance Inception Date	Jan. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,572,547,431
Holdings Count | Holding	247	[1]
Advisory Fees Paid, Amount	$ 11,281,580
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$1,572,547,431%
Total number of portfolio holdings	247^^
Total advisory fee paid	$11,281,580
Portfolio turnover rate	11%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DIVERSIFICATION BY RISK
(as of October 31, 2025)*
Event Linked Bonds	83.6
Collateralized Reinsurance	16.4
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer CAT Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer CAT Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256463 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer CAT Bond Fund
Class Name	Class R6
Trading Symbol	ACBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer CAT Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$137	1.29%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 12.80%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Total Return Index, returned 6.16%. The Fund’s performance benchmark, the ICE BofA 3-Month US Treasury Bill Total Return Index, returned 4.34% during the period.
  The continued elevated pricing trends associated with underwriting catastrophe risk, along with increased loss retention levels by insurance companies, helped drive the Fund’s positive absolute performance during the period, but there were only a few catastrophic events to which the Fund had exposure over the course of the reporting period.
  In January 2025, two separate wildfires impacted the re/insurance industry, the catastrophe bond marketplace and the Fund to varying degrees. The Palisades, California fire resulted in 973 structures damaged and 6,837 structures destroyed. Verisk Analytics, Inc. an American multinational data analytics and risk assessment firm, estimated insured losses for this event are between $20 billion to $25 billion. The Eaton, California fire resulted in 1,074 structures damaged and 9,414 structures destroyed. Verisk estimated insured losses for this event are between $8 billion and $10 billion. For the catastrophe bond marketplace, losses were concentrated on aggregate bonds, which Victory Capital and the Fund had close-to-no exposure. Additionally, the Fund’s risk selection process for Victory Capital and the Fund also avoided most transactions with disproportional secondary perils (including wildfire). Therefore, although these California wildfires led to losses within the re/insurance industry, the impact to the Fund was minimal.
  Hurricane Melissa made landfall in Jamaica on Tuesday, October 28 as a Category 5 event. Of the approximately 370 bonds in the Swiss Re Global Cat Bond Index, there was one bond that was impacted. The loss amount for this bond was driven by the location/path of the hurricane and the center barometric pressure measurement. The total par value bond is $150 million of protection, and the Fund held $3 million or around a 20-basis point exposure. The total loss to the Fund represented approximately a 1 penny loss to the NAV of the Fund.
  As of October 31, 2025, the North Atlantic hurricane season resulted in 13 named storms, 5 hurricanes of which 4 were considered major hurricanes. These events did not make direct landfall in the U.S. For those making United States landfall, most of the insured losses were retained by insurance companies with de minimis impact on the reinsurance industry. As a result, the Fund's catastrophe bond investments generally were mostly unaffected by the North Atlantic hurricane season.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the Bloomberg US Aggregate Bond Total Return Index and the ICE BofA 3-Month US Treasury Bill Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception*
Class R6	12.80%	14.11%
Bloomberg US Aggregate Bond Total Return Index	6.16%	3.78%
ICE BofA 3-Month US Treasury Bill Total Return Index	4.34%	4.89%
*
Performance of Class R6 shares of the Fund shown in the graph above is from the inception of Class R6 shares on 1/27/23 through 10/31/25. Index information shown in the graph above is from 1/31/23 through 10/31/25.

Performance Inception Date	Jan. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,572,547,431
Holdings Count | Holding	247	[2]
Advisory Fees Paid, Amount	$ 11,281,580
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$1,572,547,431%
Total number of portfolio holdings	247^^
Total advisory fee paid	$11,281,580
Portfolio turnover rate	11%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DIVERSIFICATION BY RISK
(as of October 31, 2025)*
Event Linked Bonds	83.6
Collateralized Reinsurance	16.4
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer CAT Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer CAT Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256461 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer CAT Bond Fund
Class Name	Class A
Trading Symbol	ACBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer CAT Bond Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$182	1.71%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 12.53%. For the same period, the Fund’s broad-based benchmark, the Bloomberg US Aggregate Bond Total Return Index, returned 6.16%. The Fund’s performance benchmark, the ICE BofA 3-Month US Treasury Bill Total Return Index, returned 4.34% during the period.
  The continued elevated pricing trends associated with underwriting catastrophe risk, along with increased loss retention levels by insurance companies, helped drive the Fund’s positive absolute performance during the period, but there were only a few catastrophic events to which the Fund had exposure over the course of the reporting period.
  In January 2025, two separate wildfires impacted the re/insurance industry, the catastrophe bond marketplace and the Fund to varying degrees. The Palisades, California fire resulted in 973 structures damaged and 6,837 structures destroyed. Verisk Analytics, Inc. an American multinational data analytics and risk assessment firm, estimated insured losses for this event are between $20 billion to $25 billion. The Eaton, California fire resulted in 1,074 structures damaged and 9,414 structures destroyed. Verisk estimated insured losses for this event are between $8 billion and $10 billion. For the catastrophe bond marketplace, losses were concentrated on aggregate bonds, which Victory Capital and the Fund had close-to-no exposure. Additionally, the Fund’s risk selection process for Victory Capital and the Fund also avoided most transactions with disproportional secondary perils (including wildfire). Therefore, although these California wildfires led to losses within the re/insurance industry, the impact to the Fund was minimal.
  Hurricane Melissa made landfall in Jamaica on Tuesday, October 28 as a Category 5 event. Of the approximately 370 bonds in the Swiss Re Global Cat Bond Index, there was one bond that was impacted. The loss amount for this bond was driven by the location/path of the hurricane and the center barometric pressure measurement. The total par value bond is $150 million of protection, and the Fund held $3 million or around a 20-basis point exposure. The total loss to the Fund represented approximately a 1 penny loss to the NAV of the Fund.
  As of October 31, 2025, the North Atlantic hurricane season resulted in 13 named storms, 5 hurricanes of which 4 were considered major hurricanes. These events did not make direct landfall in the U.S. For those making United States landfall, most of the insured losses were retained by insurance companies with de minimis impact on the reinsurance industry. As a result, the Fund's catastrophe bond investments generally were mostly unaffected by the North Atlantic hurricane season.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg US Aggregate Bond Total Return Index and the ICE BofA 3-Month US Treasury Bill Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception*
Class A (with sales charge)	10.00%	12.80%
Class A (without sales charge)	12.53%	13.74%
Bloomberg US Aggregate Bond Total Return Index	6.16%	3.78%
ICE BofA 3-Month US Treasury Bill Total Return Index	4.34%	4.89%
*
Performance of Class A shares of the Fund shown in the graph above is from the inception of Class A shares on 1/27/23 through 10/31/25. Index information shown in the graph above is from 1/31/23 through 10/31/25.

Performance Inception Date	Jan. 27, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 1,572,547,431
Holdings Count | Holding	247	[3]
Advisory Fees Paid, Amount	$ 11,281,580
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$1,572,547,431%
Total number of portfolio holdings	247^^
Total advisory fee paid	$11,281,580
Portfolio turnover rate	11%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DIVERSIFICATION BY RISK
(as of October 31, 2025)*
Event Linked Bonds	83.6
Collateralized Reinsurance	16.4
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer CAT Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer CAT Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256484 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value Fund
Class Name	Class A
Trading Symbol	PCGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 5.93%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 21.45%. The Fund’s performance benchmark, the Russell Mid Cap Value Total Return Index, returned 7.86% over the period.
  The Fund, which employs a higher quality and valuation sensitive approach to investing in mid cap value stocks, underperformed relative to its performance benchmark. This underperformance was driven by weaker security selection, specifically the Fund’s stock picks within the materials, consumer staples and information technology sectors.
  The Fund’s sector allocation contributed to performance relative to the Fund’s performance benchmark. In particular, overweight allocation to financials and its underweight allocation to healthcare.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Mid Cap Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	-0.17%	11.78%	7.26%
Class A (without sales charge)	5.93%	13.11%	7.89%
S&P 500 Total Return Index	21.45%	17.64%	14.64%
Russell Mid Cap Value Total Return Index	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 683,620,461
Holdings Count | Holding	64	[4]
Advisory Fees Paid, Amount	$ 4,847,835
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$683,620,461%
Total number of portfolio holdings	64^^
Total advisory fee paid	$4,847,835
Portfolio turnover rate	22%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2025 )*
Financials	22.5%
Industrials	16.3%
Consumer Discretionary	9.3%
Information Technology	8.7%
Energy	8.4%
Utilities	8.4%
Real Estate	7.0%
Consumer Staples	6.5%
Health Care	6.4%
Communication Services	3.6%
Basic Materials	2.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256485 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value Fund
Class Name	Class C
Trading Symbol	PCCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.91%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 5.07%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 21.45%. The Fund’s performance benchmark, the Russell Mid Cap Value Total Return Index, returned 7.86% over the period.
  The Fund, which employs a higher quality and valuation sensitive approach to investing in mid cap value stocks, underperformed relative to its performance benchmark. This underperformance was driven by weaker security selection, specifically the Fund’s stock picks within the materials, consumer staples and information technology sectors.
  The Fund’s sector allocation contributed to performance relative to the Fund’s performance benchmark. In particular, overweight allocation to financials and its underweight allocation to healthcare.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Mid Cap Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	4.18%	12.15%	6.98%
Class C (without contingent deferred sales charge)	5.07%	12.15%	6.98%
S&P 500 Total Return Index	21.45%	17.64%	14.64%
Russell Mid Cap Value Total Return Index	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 683,620,461
Holdings Count | Holding	64	[5]
Advisory Fees Paid, Amount	$ 4,847,835
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$683,620,461%
Total number of portfolio holdings	64^^
Total advisory fee paid	$4,847,835
Portfolio turnover rate	22%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2025 )*
Financials	22.5%
Industrials	16.3%
Consumer Discretionary	9.3%
Information Technology	8.7%
Energy	8.4%
Utilities	8.4%
Real Estate	7.0%
Consumer Staples	6.5%
Health Care	6.4%
Communication Services	3.6%
Basic Materials	2.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256486 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	PMCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 6.23%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 21.45%. The Fund’s performance benchmark, the Russell Mid Cap Value Total Return Index, returned 7.86% over the period.
  The Fund, which employs a higher quality and valuation sensitive approach to investing in mid cap value stocks, underperformed relative to its performance benchmark. This underperformance was driven by weaker security selection, specifically the Fund’s stock picks within the materials, consumer staples and information technology sectors.
  The Fund’s sector allocation contributed to performance relative to the Fund’s performance benchmark. In particular, overweight allocation to financials and its underweight allocation to healthcare.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Mid Cap Value Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	6.23%	13.45%	8.25%
S&P 500 Total Return Index	21.45%	17.64%	14.64%
Russell Mid Cap Value Total Return Index	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 683,620,461
Holdings Count | Holding	64	[6]
Advisory Fees Paid, Amount	$ 4,847,835
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$683,620,461%
Total number of portfolio holdings	64^^
Total advisory fee paid	$4,847,835
Portfolio turnover rate	22%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2025 )*
Financials	22.5%
Industrials	16.3%
Consumer Discretionary	9.3%
Information Technology	8.7%
Energy	8.4%
Utilities	8.4%
Real Estate	7.0%
Consumer Staples	6.5%
Health Care	6.4%
Communication Services	3.6%
Basic Materials	2.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256487 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value Fund
Class Name	Class Y
Trading Symbol	PYCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class Y shares at NAV returned 6.14%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 21.45%. The Fund’s performance benchmark, the Russell Mid Cap Value Total Return Index, returned 7.86% over the period.
  The Fund, which employs a higher quality and valuation sensitive approach to investing in mid cap value stocks, underperformed relative to its performance benchmark. This underperformance was driven by weaker security selection, specifically the Fund’s stock picks within the materials, consumer staples and information technology sectors.
  The Fund’s sector allocation contributed to performance relative to the Fund’s performance benchmark. In particular, overweight allocation to financials and its underweight allocation to healthcare.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell Mid Cap Value Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	6.14%	13.35%	8.14%
S&P 500 Total Return Index	21.45%	17.64%	14.64%
Russell Mid Cap Value Total Return Index	7.86%	13.23%	9.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 683,620,461
Holdings Count | Holding	64	[7]
Advisory Fees Paid, Amount	$ 4,847,835
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$683,620,461%
Total number of portfolio holdings	64^^
Total advisory fee paid	$4,847,835
Portfolio turnover rate	22%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2025 )*
Financials	22.5%
Industrials	16.3%
Consumer Discretionary	9.3%
Information Technology	8.7%
Energy	8.4%
Utilities	8.4%
Real Estate	7.0%
Consumer Staples	6.5%
Health Care	6.4%
Communication Services	3.6%
Basic Materials	2.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256505 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Premium Income Fund
Class Name	Class Y
Trading Symbol	PMYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Equity Premium Income Fund (the “Fund”) (successor to Pioneer Equity Premium Income Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class Y shares at NAV returned 14.88%. For the same period, the Fund’s benchmark, the S&P 500 Total Return Index returned 21.45%.
  For the period, equity holdings were the primary performance driver, security selection within the financials sector was the largest contributor to benchmark relative performance.
  Although the Fund’s Equity Linked Notes holdings had strong positive returns, with strong equity market returns, these holdings lagged broad equity market returns and were the largest detractor to benchmark relative performance as the notes typically are structured with a 10% cap on equity market upside return participation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Bloomberg U.S. Treasury TIPS 1-10 Year Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	14.88%	8.30%	5.95%
S&P 500 Total Return Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 146,642,845
Holdings Count | Holding	143	[8]
Advisory Fees Paid, Amount	$ 813,008
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$146,642,845%
Total number of portfolio holdings	143^^
Total advisory fee paid	$813,008
Portfolio turnover rate	65%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2025 )*
Financials	35.5%
Technology	11.9%
Industrials	9.7%
Information Technology	6.2%
Consumer, Cyclical	6.1%
Utilities	6.1%
Real Estate	5.3%
Consumer Staples	5.0%
Energy	4.8%
Basic Materials	3.1%
Consumer Discretionary	2.9%
Health Care	1.7%
Communication Services	1.7%
Over The Counter (OTC) Currency Put Option Purchased†	0.0%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256508 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Premium Income Fund
Class Name	Class R6
Trading Symbol	FLEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Equity Premium Income Fund (the “Fund”) (successor to Pioneer Equity Premium Income Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 14.82%. For the same period, the Fund’s benchmark, the S&P 500 Total Return Index returned 21.45%.
  For the period, equity holdings were the primary performance driver, security selection within the financials sector was the largest contributor to benchmark relative performance.
  Although the Fund’s Equity Linked Notes holdings had strong positive returns, with strong equity market returns, these holdings lagged broad equity market returns and were the largest detractor to benchmark relative performance as the notes typically are structured with a 10% cap on equity market upside return participation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Bloomberg U.S. Treasury TIPS 1-10 Year Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	14.82%	8.30%	5.88%
S&P 500 Total Return Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 146,642,845
Holdings Count | Holding	143	[9]
Advisory Fees Paid, Amount	$ 813,008
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$146,642,845%
Total number of portfolio holdings	143^^
Total advisory fee paid	$813,008
Portfolio turnover rate	65%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2025 )*
Financials	35.5%
Technology	11.9%
Industrials	9.7%
Information Technology	6.2%
Consumer, Cyclical	6.1%
Utilities	6.1%
Real Estate	5.3%
Consumer Staples	5.0%
Energy	4.8%
Basic Materials	3.1%
Consumer Discretionary	2.9%
Health Care	1.7%
Communication Services	1.7%
Over The Counter (OTC) Currency Put Option Purchased†	0.0%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256506 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Premium Income Fund
Class Name	Class C
Trading Symbol	PRRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Equity Premium Income Fund (the “Fund”) (successor to Pioneer Equity Premium Income Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.98%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 13.59%. For the same period, the Fund’s benchmark, the S&P 500 Total Return Index returned 21.45%.
  For the period, equity holdings were the primary performance driver, security selection within the financials sector was the largest contributor to benchmark relative performance.
  Although the Fund’s Equity Linked Notes holdings had strong positive returns, with strong equity market returns, these holdings lagged broad equity market returns and were the largest detractor to benchmark relative performance as the notes typically are structured with a 10% cap on equity market upside return participation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Bloomberg U.S. Treasury TIPS 1-10 Year Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	12.59%	7.13%	4.83%
Class C (without contingent deferred sales charge)	13.59%	7.13%	4.83%
S&P 500 Total Return Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 146,642,845
Holdings Count | Holding	143	[10]
Advisory Fees Paid, Amount	$ 813,008
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$146,642,845%
Total number of portfolio holdings	143^^
Total advisory fee paid	$813,008
Portfolio turnover rate	65%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2025 )*
Financials	35.5%
Technology	11.9%
Industrials	9.7%
Information Technology	6.2%
Consumer, Cyclical	6.1%
Utilities	6.1%
Real Estate	5.3%
Consumer Staples	5.0%
Energy	4.8%
Basic Materials	3.1%
Consumer Discretionary	2.9%
Health Care	1.7%
Communication Services	1.7%
Over The Counter (OTC) Currency Put Option Purchased†	0.0%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256507 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Premium Income Fund
Class Name	Class A
Trading Symbol	PMARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Equity Premium Income Fund (the “Fund”) (successor to Pioneer Equity Premium Income Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.20%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 14.56%. For the same period, the Fund’s benchmark, the S&P 500 Total Return Index returned 21.45%.
  For the period, equity holdings were the primary performance driver, security selection within the financials sector was the largest contributor to benchmark relative performance.
  Although the Fund’s Equity Linked Notes holdings had strong positive returns, with strong equity market returns, these holdings lagged broad equity market returns and were the largest detractor to benchmark relative performance as the notes typically are structured with a 10% cap on equity market upside return participation.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and the Bloomberg U.S. Treasury TIPS 1-10 Year Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	11.98%	7.49%	5.41%
Class A (without sales charge)	14.56%	7.99%	5.65%
S&P 500 Total Return Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 146,642,845
Holdings Count | Holding	143	[11]
Advisory Fees Paid, Amount	$ 813,008
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$146,642,845%
Total number of portfolio holdings	143^^
Total advisory fee paid	$813,008
Portfolio turnover rate	65%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2025 )*
Financials	35.5%
Technology	11.9%
Industrials	9.7%
Information Technology	6.2%
Consumer, Cyclical	6.1%
Utilities	6.1%
Real Estate	5.3%
Consumer Staples	5.0%
Energy	4.8%
Basic Materials	3.1%
Consumer Discretionary	2.9%
Health Care	1.7%
Communication Services	1.7%
Over The Counter (OTC) Currency Put Option Purchased†	0.0%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256513 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income Fund
Class Name	Class A
Trading Symbol	PEQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 6.72%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 21.45%. The Fund’s performance benchmark, the Russell 1000 Value Total Return Index, returned 11.15% over the period.
  The Fund’s security selection in both the consumer staples and communication services sectors were the largest detractors from performance relative to the Fund’s Benchmark Relative Performance during the period.
  However, sector allocation decisions were positive contributors to relative performance, namely due the underweight allocations to the real estate and health care sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	0.60%	9.80%	7.95%
Class A (without sales charge)	6.72%	11.10%	8.59%
S&P 500 Total Return Index	21.45%	17.64%	14.64%
Russell 1000 Value Total Return Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 829,974,192
Holdings Count | Holding	55	[12]
Advisory Fees Paid, Amount	$ 5,432,303
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$829,974,192%
Total number of portfolio holdings	55^^
Total advisory fee paid	$5,432,303
Portfolio turnover rate	49%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2025 )*
Financials	27.8%
Industrials	13.9%
Health Care	11.1%
Information Technology	9.4%
Consumer Discretionary	8.6%
Energy	8.6%
Consumer Staples	7.4%
Communication Services	6.5%
Utilities	3.2%
Basic Materials	2.6%
Real Estate	0.8%
Materials	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256509 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income Fund
Class Name	Class C
Trading Symbol	PCEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.76%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 5.91%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 21.45%. The Fund’s performance benchmark, the Russell 1000 Value Total Return Index, returned 11.15% over the period.
  The Fund’s security selection in both the consumer staples and communication services sectors were the largest detractors from performance relative to the Fund’s Benchmark Relative Performance during the period.
  However, sector allocation decisions were positive contributors to relative performance, namely due the underweight allocations to the real estate and health care sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	5.15%	10.28%	7.80%
Class C (without contingent deferred sales charge)	5.91%	10.28%	7.80%
S&P 500 Total Return Index	21.45%	17.64%	14.64%
Russell 1000 Value Total Return Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 829,974,192
Holdings Count | Holding	55	[13]
Advisory Fees Paid, Amount	$ 5,432,303
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$829,974,192%
Total number of portfolio holdings	55^^
Total advisory fee paid	$5,432,303
Portfolio turnover rate	49%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2025 )*
Financials	27.8%
Industrials	13.9%
Health Care	11.1%
Information Technology	9.4%
Consumer Discretionary	8.6%
Energy	8.6%
Consumer Staples	7.4%
Communication Services	6.5%
Utilities	3.2%
Basic Materials	2.6%
Real Estate	0.8%
Materials	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256511 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income Fund
Class Name	Class R6
Trading Symbol	PEQKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class R6 shares at NAV returned 7.04%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 21.45%. The Fund’s performance benchmark, the Russell 1000 Value Total Return Index, returned 11.15% over the period.
  The Fund’s security selection in both the consumer staples and communication services sectors were the largest detractors from performance relative to the Fund’s Benchmark Relative Performance during the period.
  However, sector allocation decisions were positive contributors to relative performance, namely due the underweight allocations to the real estate and health care sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	7.04%	11.47%	8.97%
S&P 500 Total Return Index	21.45%	17.64%	14.64%
Russell 1000 Value Total Return Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 829,974,192
Holdings Count | Holding	55	[14]
Advisory Fees Paid, Amount	$ 5,432,303
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$829,974,192%
Total number of portfolio holdings	55^^
Total advisory fee paid	$5,432,303
Portfolio turnover rate	49%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2025 )*
Financials	27.8%
Industrials	13.9%
Health Care	11.1%
Information Technology	9.4%
Consumer Discretionary	8.6%
Energy	8.6%
Consumer Staples	7.4%
Communication Services	6.5%
Utilities	3.2%
Basic Materials	2.6%
Real Estate	0.8%
Materials	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256510 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income Fund
Class Name	Class R
Trading Symbol	PQIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$145	1.41%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class R shares at NAV returned 6.31%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 21.45%. The Fund’s performance benchmark, the Russell 1000 Value Total Return Index, returned 11.15% over the period.
  The Fund’s security selection in both the consumer staples and communication services sectors were the largest detractors from performance relative to the Fund’s Benchmark Relative Performance during the period.
  However, sector allocation decisions were positive contributors to relative performance, namely due the underweight allocations to the real estate and health care sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	6.31%	10.66%	8.18%
S&P 500 Total Return Index	21.45%	17.64%	14.64%
Russell 1000 Value Total Return Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 829,974,192
Holdings Count | Holding	55	[15]
Advisory Fees Paid, Amount	$ 5,432,303
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$829,974,192%
Total number of portfolio holdings	55^^
Total advisory fee paid	$5,432,303
Portfolio turnover rate	49%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2025 )*
Financials	27.8%
Industrials	13.9%
Health Care	11.1%
Information Technology	9.4%
Consumer Discretionary	8.6%
Energy	8.6%
Consumer Staples	7.4%
Communication Services	6.5%
Utilities	3.2%
Basic Materials	2.6%
Real Estate	0.8%
Materials	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256512 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income Fund
Class Name	Class Y
Trading Symbol	PYEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class Y shares at NAV returned 6.90%. For the same period, the Fund’s broad-based benchmark, the Standard & Poor’s 500 Total Return Index, returned 21.45%. The Fund’s performance benchmark, the Russell 1000 Value Total Return Index, returned 11.15% over the period.
  The Fund’s security selection in both the consumer staples and communication services sectors were the largest detractors from performance relative to the Fund’s Benchmark Relative Performance during the period.
  However, sector allocation decisions were positive contributors to relative performance, namely due the underweight allocations to the real estate and health care sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	6.90%	11.34%	8.85%
S&P 500 Total Return Index	21.45%	17.64%	14.64%
Russell 1000 Value Total Return Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 829,974,192
Holdings Count | Holding	55	[16]
Advisory Fees Paid, Amount	$ 5,432,303
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$829,974,192%
Total number of portfolio holdings	55^^
Total advisory fee paid	$5,432,303
Portfolio turnover rate	49%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of October 31, 2025 )*
Financials	27.8%
Industrials	13.9%
Health Care	11.1%
Information Technology	9.4%
Consumer Discretionary	8.6%
Energy	8.6%
Consumer Staples	7.4%
Communication Services	6.5%
Utilities	3.2%
Basic Materials	2.6%
Real Estate	0.8%
Materials	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256542 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Yield Fund
Class Name	Class Y
Trading Symbol	TYHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer High Yield Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class Y shares at NAV returned 6.90%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 6.16%. The Fund’s performance benchmark, the ICE BofA U.S. High Yield Total Return Index, returned 8.03% during the period.
  For the period, sector allocation was a detractor from performance relative to the Fund's benchmark relative performance. The Fund’s underweight allocation to the telecommunications sector and overweight allocation to the basic materials sector detracted from relative performance.
  Security selection contributed positively to relative performance across several sectors, including the energy and financial services sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the ICE BofA U.S. High Yield Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	6.90%	5.34%	5.13%
Bloomberg U.S. Aggregate Bond Total Return Index	6.16%	-0.24%	1.90%
ICE BofA U.S. High Yield Total Return Index	8.03%	5.48%	5.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 511,841,093
Holdings Count | Holding	223	[17]
Advisory Fees Paid, Amount	$ 3,756,895
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$511,841,093%
Total number of portfolio holdings	223^^
Total advisory fee paid	$3,756,895
Portfolio turnover rate	58%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of October 31, 2025 ) *
Corporate Bonds	97.0%
Senior Secured Floating Rate Loan Interests	2.1%
Common Stocks	0.6%
Preferred Stock	0.3%
Collateralized Mortgage Obligations†	0.0%
Convertible Corporate Bonds†	0.0%
Right/Warrant†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Yield Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Yield Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256544 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Yield Fund
Class Name	Class C
Trading Symbol	PYICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer High Yield Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.90%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 5.86%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 6.16%. The Fund’s performance benchmark, the ICE BofA U.S. High Yield Total Return Index, returned 8.03% during the period.
  For the period, sector allocation was a detractor from performance relative to the Fund's benchmark relative performance. The Fund’s underweight allocation to the telecommunications sector and overweight allocation to the basic materials sector detracted from relative performance.
  Security selection contributed positively to relative performance across several sectors, including the energy and financial services sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the ICE BofA U.S. High Yield Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	4.86%	4.20%	4.03%
Class C (without contingent deferred sales charge)	5.86%	4.20%	4.03%
Bloomberg U.S. Aggregate Bond Total Return Index	6.16%	-0.24%	1.90%
ICE BofA U.S. High Yield Total Return Index	8.03%	5.48%	5.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 511,841,093
Holdings Count | Holding	223	[18]
Advisory Fees Paid, Amount	$ 3,756,895
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$511,841,093%
Total number of portfolio holdings	223^^
Total advisory fee paid	$3,756,895
Portfolio turnover rate	58%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of October 31, 2025 ) *
Corporate Bonds	97.0%
Senior Secured Floating Rate Loan Interests	2.1%
Common Stocks	0.6%
Preferred Stock	0.3%
Collateralized Mortgage Obligations†	0.0%
Convertible Corporate Bonds†	0.0%
Right/Warrant†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Yield Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Yield Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256543 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Yield Fund
Class Name	Class A
Trading Symbol	TAHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer High Yield Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 6.76%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 6.16%. The Fund’s performance benchmark, the ICE BofA U.S. High Yield Total Return Index, returned 8.03% during the period.
  For the period, sector allocation was a detractor from performance relative to the Fund's benchmark relative performance. The Fund’s underweight allocation to the telecommunications sector and overweight allocation to the basic materials sector detracted from relative performance.
  Security selection contributed positively to relative performance across several sectors, including the energy and financial services sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the ICE BofA U.S. High Yield Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	4.38%	4.60%	4.61%
Class A (without sales charge)	6.76%	5.08%	4.85%
Bloomberg U.S. Aggregate Bond Total Return Index	6.16%	-0.24%	1.90%
ICE BofA U.S. High Yield Total Return Index	8.03%	5.48%	5.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 511,841,093
Holdings Count | Holding	223	[19]
Advisory Fees Paid, Amount	$ 3,756,895
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$511,841,093%
Total number of portfolio holdings	223^^
Total advisory fee paid	$3,756,895
Portfolio turnover rate	58%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of October 31, 2025 ) *
Corporate Bonds	97.0%
Senior Secured Floating Rate Loan Interests	2.1%
Common Stocks	0.6%
Preferred Stock	0.3%
Collateralized Mortgage Obligations†	0.0%
Convertible Corporate Bonds†	0.0%
Right/Warrant†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Yield Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Yield Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256549 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Floating Rate Fund
Class Name	Class A
Trading Symbol	FLARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Floating Rate Fund (the “Fund”) (successor to Pioneer Floating Rate Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 5.04%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 6.16%. The Fund’s performance benchmark, the Morningstar LSTA U.S. Performing Loan Total Return Index, returned 6.40% over the period.
  The Fund’s benchmark relative performance benefited from the Fund’s underweight allocation to, combined with security selection in, the software & services sector.
  Security selection in the capital goods, telecommunications services and the food, beverage & tobacco sectors contributed to the Fund’s relative performance.
  The Fund’s lower allocation compared to its benchmark in the CCC credit-quality tier negatively impacted its performance relative to the benchmark.
  The Fund’s modest out of benchmark exposure to corporates and catastrophe bonds contributed to relative performance while the Fund’s allocation to cash was a detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Morningstar LSTA U.S. Performing Loan Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	2.69%	5.14%	3.84%
Class A (without sales charge)	5.04%	5.60%	4.07%
Bloomberg U.S. Aggregate Bond Total Return Index	6.16%	-0.24%	1.90%
Morningstar LSTA U.S. Performing Loan Total Return Index	6.40%	7.18%	5.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 241,356,990
Holdings Count | Holding	252	[20]
Advisory Fees Paid, Amount	$ 1,744,766
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$241,356,990%
Total number of portfolio holdings	252^^
Total advisory fee paid	$1,744,766
Portfolio turnover rate	81%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of October 31, 2025 ) *
Senior Secured Floating Rate Loan Interests	84.7%
Corporate Bonds	6.9%
Asset Backed Securities	3.7%
Investment Companies	3.1%
Insurance-Linked Securities	1.3%
Common Stocks	0.2%
Commercial Mortgage-Backed Securities	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Floating Rate Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Floating Rate Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256550 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Floating Rate Fund
Class Name	Class C
Trading Symbol	FLRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Floating Rate Fund (the “Fund”) (successor to Pioneer Floating Rate Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.80%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 4.28%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 6.16%. The Fund’s performance benchmark, the Morningstar LSTA U.S. Performing Loan Total Return Index, returned 6.40% over the period.
  The Fund’s benchmark relative performance benefited from the Fund’s underweight allocation to, combined with security selection in, the software & services sector.
  Security selection in the capital goods, telecommunications services and the food, beverage & tobacco sectors contributed to the Fund’s relative performance.
  The Fund’s lower allocation compared to its benchmark in the CCC credit-quality tier negatively impacted its performance relative to the benchmark.
  The Fund’s modest out of benchmark exposure to corporates and catastrophe bonds contributed to relative performance while the Fund’s allocation to cash was a detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Morningstar LSTA U.S. Performing Loan Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	3.30%	4.80%	3.35%
Class C (without contingent deferred sales charge)	4.28%	4.80%	3.35%
Bloomberg U.S. Aggregate Bond Total Return Index	6.16%	-0.24%	1.90%
Morningstar LSTA U.S. Performing Loan Total Return Index	6.40%	7.18%	5.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 241,356,990
Holdings Count | Holding	252	[21]
Advisory Fees Paid, Amount	$ 1,744,766
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$241,356,990%
Total number of portfolio holdings	252^^
Total advisory fee paid	$1,744,766
Portfolio turnover rate	81%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of October 31, 2025 ) *
Senior Secured Floating Rate Loan Interests	84.7%
Corporate Bonds	6.9%
Asset Backed Securities	3.7%
Investment Companies	3.1%
Insurance-Linked Securities	1.3%
Common Stocks	0.2%
Commercial Mortgage-Backed Securities	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Floating Rate Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Floating Rate Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256548 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Floating Rate Fund
Class Name	Class Y
Trading Symbol	FLYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Floating Rate Fund (the “Fund”) (successor to Pioneer Floating Rate Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended October 31, 2025, the Fund’s Class Y shares at NAV returned 5.38%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 6.16%. The Fund’s performance benchmark, the Morningstar LSTA U.S. Performing Loan Total Return Index, returned 6.40% over the period.
  The Fund’s benchmark relative performance benefited from the Fund’s underweight allocation to, combined with security selection in, the software & services sector.
  Security selection in the capital goods, telecommunications services and the food, beverage & tobacco sectors contributed to the Fund’s relative performance.
  The Fund’s lower allocation compared to its benchmark in the CCC credit-quality tier negatively impacted its performance relative to the benchmark.
  The Fund’s modest out of benchmark exposure to corporates and catastrophe bonds contributed to relative performance while the Fund’s allocation to cash was a detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Morningstar LSTA U.S. Performing Loan Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	5.38%	5.93%	4.47%
Bloomberg U.S. Aggregate Bond Total Return Index	6.16%	-0.24%	1.90%
Morningstar LSTA U.S. Performing Loan Total Return Index	6.40%	7.18%	5.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 02, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 241,356,990
Holdings Count | Holding	252	[22]
Advisory Fees Paid, Amount	$ 1,744,766
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of October 31, 2025)
Fund net assets	$241,356,990%
Total number of portfolio holdings	252^^
Total advisory fee paid	$1,744,766
Portfolio turnover rate	81%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of October 31, 2025 ) *
Senior Secured Floating Rate Loan Interests	84.7%
Corporate Bonds	6.9%
Asset Backed Securities	3.7%
Investment Companies	3.1%
Insurance-Linked Securities	1.3%
Common Stocks	0.2%
Commercial Mortgage-Backed Securities	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Effective May 2, 2025, Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Floating Rate Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective May 2, 2025, Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Floating Rate Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

[1]	Excluding short-term investments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Excluding short-term investments and all derivative contracts except for options purchased.
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	Excluding short-term investments and all derivative contracts except for options purchased.
[6]	Excluding short-term investments and all derivative contracts except for options purchased.
[7]	Excluding short-term investments and all derivative contracts except for options purchased.
[8]	Excluding short-term investments and all derivative contracts except for options purchased.
[9]	Excluding short-term investments and all derivative contracts except for options purchased.
[10]	Excluding short-term investments and all derivative contracts except for options purchased.
[11]	Excluding short-term investments and all derivative contracts except for options purchased.
[12]	Excluding short-term investments and all derivative contracts except for options purchased.
[13]	Excluding short-term investments and all derivative contracts except for options purchased.
[14]	Excluding short-term investments and all derivative contracts except for options purchased.
[15]	Excluding short-term investments and all derivative contracts except for options purchased.
[16]	Excluding short-term investments and all derivative contracts except for options purchased.
[17]	Excluding short-term investments and all derivative contracts except for options purchased.
[18]	Excluding short-term investments and all derivative contracts except for options purchased.
[19]	Excluding short-term investments and all derivative contracts except for options purchased.
[20]	Excluding short-term investments and all derivative contracts except for options purchased.
[21]	Excluding short-term investments and all derivative contracts except for options purchased.
[22]	Excluding short-term investments and all derivative contracts except for options purchased.